Qualitative and quantitative information on financial risk	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Qualitative and quantitative information on financial risks
The FCA Group was historically exposed to the following financial risks connected with its operations:
•credit risk, principally arising from its normal commercial relations with final customers and dealers, and its financing activities;
•liquidity risk, with particular reference to the availability of funds and access to the credit market and to financial instruments in general;
•financial market risk (principally relating to exchange rates, interest rates and commodity prices), since the FCA Group operated at an international level in different currencies and used financial instruments which generated interest. FCA was also exposed to the risk of changes in the price of certain commodities and of certain listed shares.
These risks could significantly affect the FCA Group’s financial position and results and for this reason, the FCA Group systematically identified and monitored these risks in order to detect potential negative effects in advance and take the necessary action to mitigate them, primarily through its operating and financing activities and if required, through the use of derivative financial instruments in accordance with established risk management policies.
Financial instruments held by the funds that managed FCA’s pension plan assets are not included in this analysis (refer to Note 19, Employee benefits liabilities).
The following section provides qualitative and quantitative disclosures on the effect that these risks could have upon the FCA Group. The quantitative data reported in the following does not have any predictive value, in particular the sensitivity analysis on finance market risks does not reflect the complexity of the market or the reaction which may result from any changes that were assumed to take place.
Credit risk
Overall, the credit risk regarding the FCA Group’s trade receivables and receivables from financing activities was concentrated mainly in North America, EMEA and LATAM.
The maximum credit risk to which the FCA Group was potentially exposed at December 31, 2020 is represented by the carrying amounts of financial assets in the financial statements discussed in Note 15, Trade, other receivables and Tax receivables and the nominal value of the guarantees provided on liabilities and commitments to third parties discussed in Note 25, Guarantees granted, commitments and contingent liabilities.
The FCA Group’s exposure to credit risk was influenced mainly by the individual characteristics of each counterparty. FCA monitored these exposures and established credit lines with single or homogeneous categories of counterparties.
Dealers and final customers for which the FCA Group provided financing were subject to specific assessments of their creditworthiness under a detailed scoring system. To mitigate this risk, the FCA Group could obtain financial and non-financial guarantees. These guarantees were further strengthened where possible by reserve of title clauses on financed vehicle sales to the sales network made by FCA Group financial service companies and on vehicles assigned under finance and operating lease agreements.
For further information regarding the exposure to credit risk and ECLs of Trade receivables, other receivables and financial receivables at December 31, 2020 and 2019, refer to Note 15, Trade, other receivables and tax receivables.
Even though FCA’s current securities and Cash and cash equivalents consisted of balances spread across various primary national and international banking institutions and money market funds that were measured at fair value, there was no exposure to sovereign debt securities at December 31, 2020 and 2019 which could lead to significant risk of repayment.
Liquidity risk
Liquidity risk represented the risk the FCA Group was unable to obtain the funds needed to carry out its operations and meet its obligations. Any actual or perceived limitations on FCA’s liquidity could affect the ability of counterparties to do business with the FCA Group or may require additional amounts of cash and cash equivalents to be allocated as collateral for outstanding obligations.
The continuation of challenging economic conditions in the markets in which the FCA Group operated and the uncertainties that characterize the financial markets, necessitated special attention to the management of liquidity risk. In that sense, measures taken to generate funds through operations and to maintain a conservative level of available liquidity were important factors for ensuring operational flexibility and addressing strategic challenges over the next few years.
The main factors that determined the FCA Group’s liquidity situation were the funds generated by or used in operating and investing activities, the debt lending period and its renewal features or the liquidity of the funds employed and market terms and conditions.
The FCA Group adopted a series of policies and procedures whose purpose was to optimize the management of funds and to reduce liquidity risk as follows:
•centralizing the management of receipts and payments where it may be economical in the context of the local civil, currency and fiscal regulations of the countries in which the FCA Group was present;
•maintaining a conservative level of available liquidity;
•diversifying the means by which funds were obtained and maintaining a continuous and active presence in the capital markets;
•obtaining adequate credit lines; and
•monitoring future liquidity on the basis of business planning.
The FCA Group managed liquidity risk by monitoring cash flows and keeping an adequate level of funds at its disposal. The operating cash management and liquidity investment of the group were centrally coordinated in FCA’s treasury companies, with the objective of ensuring effective and efficient management of the FCA Group’s funds. These companies obtained funds in the financial markets from various funding sources.
Certain notes issued by FCA and its treasury subsidiaries included covenants which could be affected by circumstances related to certain subsidiaries; in particular, there were cross-default clauses which could accelerate repayments in the event that such subsidiaries failed to pay certain of their debt obligations.
Details of the repayment structure of the FCA Group’s financial assets and liabilities are provided in Note 15, Trade, other receivables and Tax receivables, Note 22, Other liabilities and Tax liabilities and in Note 21, Debt. Details of the repayment structure of derivative financial instruments are provided in Note 16, Derivative financial assets and liabilities.
We believe that FCA’s total available liquidity, in addition to the funds that will be generated from operating and financing activities, will enable us to satisfy the requirements of its investing activities and working capital needs, fulfill its obligations to repay its debt at the natural due dates and ensure an appropriate level of operating and strategic flexibility.
Financial market risks
Due to the nature of FCA’s business, the group was exposed to a variety of market risks, including foreign currency exchange rate risk, interest rate risk and commodity price risk.
The FCA Group’s exposure to foreign currency exchange rate risk arose both in connection with the geographical distribution of FCA’s industrial activities compared to the markets in which it sells its products, and in relation to the use of external borrowing denominated in foreign currencies.
The FCA Group’s exposure to interest rate risk arose from the need to fund industrial and financial operating activities and the necessity to deploy surplus funds. Changes in market interest rates could have the effect of either increasing or decreasing the FCA Group’s Net profit, thereby indirectly affecting the costs and returns of financing and investing transactions.
FCA’s exposure to commodity price risk arose from the risk of changes in the price of certain raw materials and energy used in production. Changes in the price of raw materials could have a significant effect on the FCA Group’s results by indirectly affecting costs and product margins.
These risks could significantly affect the FCA Group’s financial position and results and for this reason, these risks were systematically identified and monitored, in order to detect potential negative effects in advance and take the necessary actions to mitigate them, primarily through its operating and financing activities and if required, through the use of derivative financial instruments in accordance with its established risk management policies.
The FCA Group’s policy permitted derivatives to be used only for managing the exposure to fluctuations in foreign currency exchange rates and interest rates as well as commodities prices connected with future cash flows and assets and liabilities, and not for speculative purposes.
The FCA Group utilized derivative financial instruments designated as fair value hedges mainly to hedge:
•the foreign currency exchange rate risk on financial instruments denominated in foreign currency; and
•the interest rate risk on fixed rate loans and borrowings.
The instruments used for these hedges are mainly foreign currency forward contracts, interest rate swaps and combined interest rate and foreign currency financial instruments.
The FCA Group used derivative financial instruments as cash flow hedges for the purpose of pre-determining:
•the exchange rate at which forecasted transactions denominated in foreign currencies would be accounted for;
•the interest paid on borrowings, both to match the fixed interest received on loans (customer financing activity), and to achieve a targeted mix of floating versus fixed rate funding structured loans; and
•the price of certain commodities.
The foreign currency exchange rate exposure on forecasted commercial flows was hedged by foreign currency swaps and forward contracts. Interest rate exposures were usually hedged by interest rate swaps and, in limited cases, by forward rate agreements. Exposure to changes in the price of commodities was generally hedged by using commodity swaps and commodity options. In addition, in order to manage the FCA Group’s foreign currency risk related to its investments in foreign operation, FCA entered into net investment hedges, in particular foreign currency swaps and forward contracts. Counterparties to these agreements were major financial institutions.
Information on the fair value of derivative financial instruments held at the balance sheet date is provided in Note 16, Derivative financial assets and liabilities.
Quantitative information on foreign currency exchange rate risk
The FCA Group was exposed to risk resulting from changes in foreign currency exchange rates, which could affect its earnings and equity. In particular:
•where an FCA Group company incurred costs in a currency different from that of its revenues, any change in exchange rates could affect the operating results of that company.
•the principal exchange rates to which the FCA Group was exposed are:
◦EUR/U.S.$, relating to sales and purchases in U.S.$ made by Italian companies (primarily for Maserati and Alfa Romeo vehicles) and to sales and purchases in Euro made by FCA US;
◦U.S.$/CAD, primarily relating to FCA Canada's sales of U.S. produced vehicles, net of FCA US sales of Canadian produced vehicles;
◦CNY, in relation to sales in China originating from FCA US and from Italian companies (primarily for Maserati and Alfa Romeo vehicles);
◦GBP, AUD, MXN, CHF, and ARS in relation to sales in the UK, Australian, Mexican, Swiss and Argentinian markets;
◦PLN and TRY, relating to manufacturing costs incurred in Poland and Turkey;
◦JPY mainly in relation to purchase of parts from Japanese suppliers and sales of vehicles in Japan; and
◦U.S.$/BRL, EUR/BRL, relating to Brazilian manufacturing operations and the related import and export flows.
The FCA Group’s policy was to use derivative financial instruments to hedge a percentage of certain exposures subject to foreign currency exchange rate risk for the upcoming 12 months (including such risk before or beyond that date where it is deemed appropriate in relation to the characteristics of the business) and to hedge the exposure resulting from firm commitments unless not deemed appropriate.
FCA Group companies could have trade receivables or payables denominated in a currency different from their respective functional currency. In addition, in a limited number of cases, it could be convenient from an economic point of view, or it could be required under local market conditions, for FCA Group companies to obtain financing or use funds in a currency different from their respective functional currency. Changes in exchange rates could result in exchange gains or losses arising from these situations. The FCA Group’s policy was to hedge, whenever deemed appropriate, the exposure resulting from receivables, payables and securities denominated in foreign currencies different from the respective FCA Group companies' functional currency.
Certain of the FCA Group’s companies were located in countries which are outside of the Eurozone, in particular the U.S., Brazil, Canada, Poland, Serbia, Turkey, Mexico, Argentina, the Czech Republic, India, China, Australia and South Africa. As the FCA Group's reporting currency was the Euro, the income statements of those entities that had a reporting currency other than the Euro were translated into Euro using the average exchange rate for the period. In addition, the assets and liabilities of those consolidated companies were translated into Euro at the period-end foreign exchange rate. The effects of these changes in foreign exchange rates were recognized directly in the Cumulative translation adjustments reserve included in Other comprehensive income. Changes in exchange rates could lead to effects on the translated balances of revenues, costs and assets and liabilities reported in Euro, even when corresponding items were unchanged in the respective local currency of these companies.
The FCA Group monitored its principal exposure to conversion exchange risk and, in certain circumstances, entered into derivatives for the purpose of hedging the specific risk.
There were no substantial changes in 2020 in the nature or structure of exposure to foreign currency exchange rate risk or in the FCA Group’s hedging policies.
The potential loss in fair value of derivative financial instruments held for foreign currency exchange rate risk management (currency swaps/forwards) at December 31, 2020 resulting from a 10 percent change in the exchange rates would have been approximately €1,557 million (€991 million at December 31, 2019).
This analysis assumes that a hypothetical, unfavorable 10 percent change in exchange rates as at year-end is applied in the measurement of the fair value of derivative financial instruments. Receivables, payables and future trade flows whose hedging transactions have been analyzed were not included in this analysis. It is reasonable to assume that changes in market exchange rates would produce the opposite effect, of an equal or greater amount, on the underlying transactions that have been hedged.
Quantitative information on interest rate risk
The manufacturing companies and treasuries of the FCA Group made use of external borrowings and invested in monetary and financial market instruments. In addition, FCA Group companies sold receivables resulting from their trading activities on a continuing basis. Changes in market interest rates could affect the cost of the various forms of financing, including the sale of receivables, or the return on investments and the employment of funds, thus negatively impacting the net financial expenses incurred by the FCA Group.
In addition, the financial services companies provided loans (mainly to customers and dealers), financing themselves using various forms of direct debt or asset-backed financing (e.g. factoring of receivables). Where the characteristics of the variability of the interest rate applied to loans granted differed from those of the variability of the cost of the financing obtained, changes in the current level of interest rates could affect the operating result of those companies and the FCA Group as a whole.
In order to manage these risks, the FCA Group used interest rate derivative financial instruments, mainly interest rate swaps and forward rate agreements, when available in the market, with the objective of mitigating, under economically acceptable conditions, the potential variability of interest rates on the FCA Group's Net profit.
In assessing the potential impact of changes in interest rates, the FCA Group segregated fixed rate financial instruments (for which the impact was assessed in terms of fair value) from floating rate financial instruments (for which the impact was assessed in terms of cash flows).
The fixed rate financial instruments used by the FCA Group consisted principally of part of the portfolio of the financial services companies (principally customer financing and financial leases) and part of debt (including subsidized loans and notes).
The potential loss in fair value of fixed rate financial instruments (including the effect of interest rate derivative financial instruments) held at December 31, 2020, resulting from a hypothetical 10 percent change in market interest rates, would have been approximately €29 million (approximately €68 million at December 31, 2019).
Floating rate financial instruments consisted principally of cash and cash equivalents, loans provided by the financial services companies to the sales network and part of debt. The effect of the sale of receivables was also considered in the sensitivity analysis as well as the effect of hedging derivative instruments.
A hypothetical 10 percent change in short-term interest rates at December 31, 2020, applied to floating rate financial assets and liabilities, operations for the sale of receivables and derivative financial instruments, would have resulted in increased net financial expenses before taxes, on an annual basis, of approximately €12 million (€23 million at December 31, 2019).
This analysis is based on the assumption that there is an unfavorable change of 10 percent proportionate to interest rate levels across homogeneous categories. A homogeneous category is defined on the basis of the currency in which the financial assets and liabilities are denominated. In addition, the sensitivity analysis applied to floating rate financial instruments assumes that cash and cash equivalents and other short-term financial assets and liabilities which expire during the projected 12-month period will be renewed or reinvested in similar instruments, bearing the hypothetical short-term interest rates.
Quantitative information on commodity price risk
The FCA Group entered into derivative contracts for certain commodities to hedge its exposure to commodity price risk associated with buying raw materials and energy used in its normal operations.
In connection with the commodity price derivative contracts outstanding at December 31, 2020, a hypothetical 10 percent change in the price of the commodities at that date would have caused a fair value loss of €122 million (€55 million at December 31, 2019). Future trade flows whose hedging transactions have been analyzed were not considered in this analysis. It is reasonable to assume that changes in commodity prices would produce the opposite effect, of an equal or greater amount, on the underlying transactions that have been hedged.